Cover Page	Oct. 26, 2020
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Oct. 26, 2020
Entity Registrant Name	CAPITAL BANCORP INC
Entity Incorporation, State or Country Code	MD
Entity File Number	001-38671
Entity Tax Identification Number	52-2083046
Entity Address, Address Line One	2275 Research Boulevard
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
City Area Code	301
Local Phone Number	468-8848
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CBNK
Security Exchange Name	NASDAQ
Amendment Flag	true
Amendment Description	This Current Report on the Form 8-K/A (the "Amendment") of Capital Bancorp, Inc. (the "Company") amends the Current Report on Form 8-K (the "Original Report") filed on October 27, 2020. The purpose of the Amendment is to (i) correct the format of the Original Report and (ii) provide the Inline XBRL-formatted cover page that was inadvertently omitted from the Original Report. No other changes have been made.
Entity Central Index Key	0001419536